Net fee and commission income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		£ 4,430	£ 4,468
Other non-contract fee income		54	55
Fee and commission income		4,484	4,523
Fee and commission expenses		(1,150)	(1,034)
Net fee and commission income	[1]	3,334	3,489
Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,876	1,787
Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		494	476
Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		637	635
Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,240	1,368
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		183	202
Barclays International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		3,666
Other non-contract fee income		54
Fee and commission income		3,720
Net fee and commission income		2,763
Barclays International [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,353
Barclays International [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		406
Barclays International [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		536
Barclays International [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,240
Barclays International [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		131
Operating segments [member] | Barclays UK [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		757	742
Other non-contract fee income		0	0
Fee and commission income		757	742
Fee and commission expenses		(187)	(172)
Net fee and commission income		570	570
Operating segments [member] | Barclays UK [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		523	530
Operating segments [member] | Barclays UK [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		88	99
Operating segments [member] | Barclays UK [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		101	52
Operating segments [member] | Barclays UK [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0	0
Operating segments [member] | Barclays UK [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		45	61
Operating segments [member] | Barclays International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		3,666	3,710
Other non-contract fee income		54	55
Fee and commission income		3,720	3,765
Fee and commission expenses		(957)	(847)
Net fee and commission income		2,763	2,918
Operating segments [member] | Barclays International [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,353	1,257
Operating segments [member] | Barclays International [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		406	377
Operating segments [member] | Barclays International [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		536	583
Operating segments [member] | Barclays International [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		1,240	1,368
Operating segments [member] | Barclays International [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		131	125
Head Office [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		7	16
Other non-contract fee income		0	0
Fee and commission income		7	16
Fee and commission expenses		(6)	(15)
Net fee and commission income		1	1
Head Office [member] | Transactional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0	0
Head Office [member] | Advisory [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0	0
Head Office [member] | Brokerage and execution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0	0
Head Office [member] | Underwriting and syndication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		0	0
Head Office [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers		£ 7	£ 16

[1]	For notes to the Financial Statements see pages 55 to 83